Segment Reporting, Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting, Geographical Information [Abstract]
Business segments information
	Three Months Ended March 31,
	2014	2013
Revenue:
Vycor Medical	$263,711	$130,665
NovaVision	94,411	101,009
Total Revenue	$358,122	$231,674
Gross Profit:
Vycor Medical	$233,409	$116,279
NovaVision	81,756	85,377
Total Gross Profit	$315,165	$201,656

	March 31, 2014	December 31, 2013
Total Assets:
Vycor Medical	$3,562,302	$799,120
NovaVision	1,299,036	1,316,130
Total Assets	$4,861,338	$2,115,250

	December 31,
	2013	2012
Revenue:
Vycor Medical	$724,367	$770,676
NovaVision	365,007	434,587
Total Revenue	$1,089,374	$1,205,263
Gross Profit:
Vycor Medical	$628,839	$668,729
NovaVision	306,703	357,004
Total Gross Profit	$935,542	$1,025,733
Total Assets:
Vycor Medical	$799,120	$1,055,026
NovaVision	1,316,130	1,506,134
Total Assets	$2,115,250	$2,561,160

Summary of geographic information

	Three Months Ended March 31,
	2014	2013
Revenue:
United States	$293,161	$156,785
Europe	64,961	63,336
Total Revenue	$358,122	$220,121
Gross Profit:
United States	$258,241	$156,188
Europe	$56,924	45,468
Total Gross Profit	$315,165	$201,656

	March 31, 2014	December 31, 2013
Total Assets:
United States	$4,413,757	$1,604,142
Europe	447,581	511,108
Total Assets	$4,861,338	$2,115,250

	December 31,
	2013	2012
Revenue:
United States	$858,751	$952,256
Europe	230,623	253,007
Total Revenue	$1,089,374	$1,205,263
Gross Profit:
United States	$732,404	$810,809
Europe	203,138	214,924
Total Gross Profit	$935,542	$1,025,733
Total Assets:
United States	$1,604,142	$1,935,638
Europe	511,108	625,522
Total Assets	$2,115,250	$2,561,160